Combined and Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 7,850,170	$ 5,926,655
USDC		979,135	925,170
Crypto assets held		11,640,525	60,027,818
XAUt		72,476,837
Accounts receivable		7,971,109	4,091,740
Loan receivables, net, current		330,641,034	300,701,527
Prepaid expenses and other current assets		6,626,198	4,265,800
Crypto assets collateral receivable from related party, current		429,876,959	665,966,988
Total current assets		874,193,106	1,044,029,631
Non-current assets:
Deferred tax assets		422,922	1,218,845
Deferred offering costs		480,572	1,737,650
Loan receivables due from related party, net, non-current		556,920,339
Loan receivables, net, non-current		113,262,652	128,166,851
Crypto assets collateral receivable from related party, non-current		826,968,973	71,040,098
Property and equipment, net		437,723	199,123
Right-of-use assets—operating leases		2,039,833	2,435,869
Goodwill		21,652,968
Intangible assets		259,250
Investments		10,314,162	5,814,162
Total non-current assets		1,532,759,394	210,612,598
Total assets		2,406,952,500	1,254,642,229
Current liabilities:
Operating lease liabilities, current		668,014	1,527,293
Accrued expenses and other current liabilities		10,995,616	7,547,275
Crypto assets collateral payable to customers, current		429,075,540	693,852,753
Total current liabilities		753,650,784	990,193,495
Non-current liabilities:
Crypto assets collateral payable to related party, non-current		659,615,535
Crypto assets collateral payable to customers, non-current		69,021,582	88,943,818
Operating lease liabilities, non-current		1,562,871	953,821
Total non-current liabilities		1,450,982,068	218,064,490
Total liabilities		2,204,632,852	1,208,257,985
Commitments and contingencies
Shareholders’ equity
As of December 31, 2024: 50,000,000 ordinary shares authorized at US$0.001 par value; 19,250,000 ordinary shares issued and outstanding. As of December 31, 2025: 59,375,000 Class A Ordinary Shares and 3,125,000 Class B Ordinary Shares authorized, each at US$0.001 par value; 23,980,257 Class A Ordinary Shares issued and outstanding and no Class B Ordinary Shares issued and outstanding		23,984	19,250
Treasury share		(32,696)
Accumulated (losses)/income		16,298,103	(2,191,969)
Additional paid-in capital		103,371,813	48,556,963
Accumulated other comprehensive income		19,038
Total shareholders’ equity	[1]	119,680,242	46,384,244
Non-controlling interests		82,639,406
Total liabilities and shareholders’ equity		2,406,952,500	1,254,642,229
Related Party
Current assets:
Amounts due from related parties		6,131,139	2,123,933
Current liabilities:
Amounts due to related parties		5,376,563	7,820,838
Loan payables due to related party, current		307,535,051	279,445,336
Non-current liabilities:
Loan payables due to related party, non-current		$ 720,782,080	$ 128,166,851

[1]	Giving retroactive effect to the reverse stock split effected on April 18, 2025 (Note 19).